Quarterly Holdings Report
for

Fidelity Managed Retirement Income Fund℠

October 31, 2019

RW22-QTLY-1219
1.858584.113

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.5%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	1,969	$20,415
Fidelity Series Blue Chip Growth Fund (a)	2,586	35,890
Fidelity Series Commodity Strategy Fund (a)	52,128	243,960
Fidelity Series Growth Company Fund (a)	4,057	72,302
Fidelity Series Intrinsic Opportunities Fund (a)	5,401	86,962
Fidelity Series Large Cap Stock Fund (a)	5,130	77,108
Fidelity Series Large Cap Value Index Fund (a)	1,646	21,810
Fidelity Series Opportunistic Insights Fund (a)	2,153	39,828
Fidelity Series Small Cap Discovery Fund (a)	874	10,073
Fidelity Series Small Cap Opportunities Fund (a)	2,377	31,447
Fidelity Series Stock Selector Large Cap Value Fund (a)	4,700	59,215
Fidelity Series Value Discovery Fund (a)	3,185	42,132
TOTAL DOMESTIC EQUITY FUNDS
(Cost $731,469)		741,142

International Equity Funds - 10.8%
Fidelity Series Canada Fund (a)	1,736	18,903
Fidelity Series Emerging Markets Fund (a)	3,441	32,617
Fidelity Series Emerging Markets Opportunities Fund (a)	15,035	291,536
Fidelity Series International Growth Fund (a)	9,810	167,453
Fidelity Series International Small Cap Fund (a)	2,328	38,898
Fidelity Series International Value Fund (a)	17,390	170,768
Fidelity Series Overseas Fund (a)	4,230	43,149
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $730,021)		763,324

Bond Funds - 55.4%
Fidelity Series Corporate Bond Fund (a)	52,753	567,095
Fidelity Series Emerging Markets Debt Fund (a)	5,121	48,288
Fidelity Series Floating Rate High Income Fund (a)	1,118	10,283
Fidelity Series Government Bond Index Fund (a)	73,383	777,863
Fidelity Series High Income Fund (a)	5,558	52,578
Fidelity Series Inflation-Protected Bond Index Fund (a)	83,587	843,394
Fidelity Series International Credit Fund (a)	415	4,336
Fidelity Series Investment Grade Bond Fund (a)	70,165	815,320
Fidelity Series Investment Grade Securitized Fund (a)	53,910	559,047
Fidelity Series Long-Term Treasury Bond Index Fund (a)	18,560	183,375
Fidelity Series Real Estate Income Fund (a)	2,991	33,864
TOTAL BOND FUNDS
(Cost $3,748,710)		3,895,443

Short-Term Funds - 23.3%
Fidelity Series Government Money Market Fund 1.89% (a)(b)	327,116	327,116
Fidelity Series Short-Term Credit Fund (a)	32,473	327,654
Fidelity Series Treasury Bill Index Fund (a)	98,030	981,280
TOTAL SHORT-TERM FUNDS
(Cost $1,631,215)		1,636,050
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,841,415)		7,035,959
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,609)
NET ASSETS - 100%		$7,033,350

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$20,173	$3,867	$4,039	$--	$(483)	$897	$20,415
Fidelity Series Blue Chip Growth Fund	34,827	7,927	3,011	3,542	(140)	(3,713)	35,890
Fidelity Series Canada Fund	17,267	2,255	635	--	(13)	29	18,903
Fidelity Series Commodity Strategy Fund	220,681	33,577	11,192	2,091	(190)	1,084	243,960
Fidelity Series Corporate Bond Fund	488,227	87,079	18,296	5,845	(27)	10,112	567,095
Fidelity Series Emerging Markets Debt Fund	45,351	6,315	1,632	696	(40)	(1,706)	48,288
Fidelity Series Emerging Markets Fund	23,291	9,986	997	--	(45)	382	32,617
Fidelity Series Emerging Markets Opportunities Fund	209,317	84,508	12,652	--	(224)	10,587	291,536
Fidelity Series Floating Rate High Income Fund	9,415	1,348	348	144	(2)	(130)	10,283
Fidelity Series Government Bond Index Fund	669,456	122,724	25,262	6,115	(35)	10,980	777,863
Fidelity Series Government Money Market Fund 1.89%	289,722	47,955	10,561	1,693	--	--	327,116
Fidelity Series Growth Company Fund	69,699	9,250	7,435	--	3	785	72,302
Fidelity Series High Income Fund	47,607	6,878	1,748	858	(5)	(154)	52,578
Fidelity Series Inflation-Protected Bond Index Fund	846,480	118,501	127,357	769	1,351	4,419	843,394
Fidelity Series International Credit Fund	4,229	22	--	29	--	53	4,336
Fidelity Series International Growth Fund	158,131	18,202	17,182	--	239	8,063	167,453
Fidelity Series International Small Cap Fund	34,041	4,356	1,265	--	(12)	1,778	38,898
Fidelity Series International Value Fund	148,030	21,208	5,949	--	(103)	7,582	170,768
Fidelity Series Intrinsic Opportunities Fund	85,017	20,955	17,315	3,520	(375)	(1,320)	86,962
Fidelity Series Investment Grade Bond Fund	712,639	118,141	26,512	5,790	15	11,037	815,320
Fidelity Series Investment Grade Securitized Fund	505,225	79,336	25,971	6,635	47	410	559,047
Fidelity Series Large Cap Stock Fund	74,623	16,823	14,386	2,502	(66)	114	77,108
Fidelity Series Large Cap Value Index Fund	21,580	4,094	4,286	--	10	412	21,810
Fidelity Series Long-Term Treasury Bond Index Fund	227,793	29,802	87,589	1,392	8,387	4,982	183,375
Fidelity Series Opportunistic Insights Fund	38,453	4,864	3,136	--	(42)	(311)	39,828
Fidelity Series Overseas Fund	3,579	37,818	--	--	--	1,752	43,149
Fidelity Series Real Estate Income Fund	30,112	4,510	1,094	736	5	331	33,864
Fidelity Series Short-Term Credit Fund	289,787	47,127	10,772	2,168	9	1,503	327,654
Fidelity Series Small Cap Discovery Fund	10,573	1,515	2,262	--	(27)	274	10,073
Fidelity Series Small Cap Opportunities Fund	31,878	6,226	4,754	1,993	(78)	(1,825)	31,447
Fidelity Series Stock Selector Large Cap Value Fund	57,653	10,437	9,910	--	(159)	1,194	59,215
Fidelity Series Treasury Bill Index Fund	868,825	142,885	32,319	4,230	11	1,878	981,280
Fidelity Series Value Discovery Fund	41,264	8,408	8,126	--	(102)	688	42,132
	$6,334,945	$1,118,899	$497,993	$50,748	$7,909	$72,167	$7,035,959

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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